Commitments and Contingencies (Revolving Lines of Credit) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Commitments and Contingencies
Total commitment available	¥ 11,289
Less amount utilized	1,087
Balance available	¥ 10,202